Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities)(Details) - Pension Plan [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 638,169,000	$ 695,549,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	20,036,000	16,620,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	618,133,000	678,929,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,527,000	5,817,000
Cash Equivalents And Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8,527,000	5,817,000
Cash Equivalents And Money Market Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Cash Equivalents And Money Market Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Equity Securities [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,509,000	10,803,000
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	11,509,000	10,803,000
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,534,000	3,684,000
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,534,000	3,684,000
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	197,089,000	230,808,000
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	197,089,000	230,808,000
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	39,744,000	39,449,000
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	39,744,000	39,449,000
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	214,933,000	231,666,000
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	214,933,000	231,666,000
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	101,867,000	119,234,000
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	101,867,000	119,234,000
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	54,966,000	54,088,000
Common And Collective Funds [Member] | International [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | International [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	54,966,000	54,088,000
Common And Collective Funds [Member] | International [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 0	$ 0